Inventory (Tables)	12 Months Ended
Mar. 31, 2024
Inventories [Abstract]
Breakdown of Inventory
The following is a breakdown of inventory:

	March 31, 2024			March 31, 2023
	Capitalized cost	Fair value adjustment	Carrying value	Capitalized cost	Fair value adjustment	Carrying value
	$	$	$	$	$	$
Harvested cannabis
Work-in-process	25,977	32,519	58,496	30,936	14,756	45,692
Finished goods	34,871	10,782	45,653	13,518	1,777	15,295
	60,848	43,301	104,149	44,454	16,533	60,987
Extracted cannabis
Work-in-process	8,674	4,428	13,102	11,566	2,753	14,319
Finished goods	8,749	590	9,339	8,786	561	9,347
	17,423	5,018	22,441	20,352	3,314	23,666

Supplies and consumables	14,987	—	14,987	19,923	—	19,923

Merchandise and accessories	2,025	—	2,025	1,556	—	1,556

Ending balance	95,283	48,319	143,602	86,285	19,847	106,132